Borrowings - Oaktree Seller's Note (Details) $ in Thousands		12 Months Ended
	Jun. 06, 2024 USD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2024	Jun. 30, 2024 installment
Oaktree Sellers Note
Disclosure of detailed information about borrowings [line items]
Interest rate			9.00%	8.00%
Borrowings, number of installment payments | installment				3
Oaktree Capital Management
Disclosure of detailed information about borrowings [line items]
Notes payable | $	$ 83,348	$ 76,100